Commitments (Details) $ in Millions	12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)
Aggregate minimum rentals under non-cancelable leases [Line Items]
Operating leases, rent expense	$ 2,500	$ 2,800	$ 2,800
Potential future lease commitments for land and buildings, number of future locations	215
Operating leases, rent expense, contingent rentals	$ 34
Potential aggregate termination payment	$ 44
Minimum
Aggregate minimum rentals under non-cancelable leases [Line Items]
Commitment on lease years	10
Maximum
Aggregate minimum rentals under non-cancelable leases [Line Items]
Commitment on lease years	30